LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Rent expense	$ 198,713
Lessee operating lease description	The Company has three operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025.
Lessee, Operating Lease, Term of Contract	1 year
Operating lease right-of-use assets	$ 594,000	$ 712,088
Operating lease liabilities current	253,847	270,556
Operating lease liabilities non-current	$ 340,153	$ 441,532